Note 10 - Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]
	December 31, 2018	December 31, 2017
Cash and cash equivalents	$130,180	$160,395
Accounts receivable ( Note 4 )	372	160
	$130,552	$160,555

Disclosure of market risk [text block]
December 31, 2018 ( in US$ equivalent )	Mexican peso	Canadian dollar

Cash	$31	$259
Accounts receivable	133	23
Prepaid	8	–
Investments	–	1,781
Accounts payable	(119)	(424)
Net assets exposure	$53	$1,639